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                              HEWITT SERIES TRUST
                               100 Half Day Road
                         Lincolnshire, Illinois 60069

January 6, 2000

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Hewitt Series Trust - Rule 497(j) Certification
     File Nos. 33-59221 and 811-8885

Ladies and Gentlemen:

The undersigned officer of Hewitt Series Trust (the "Trust") hereby certifies pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that:

1. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A, which is the most recent amendment to such Registration Statement; and

2. the text of Post Effective Amendment No. 1 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on December 30, 1999.

                               Very truly yours,
                               HEWITT SERIES TRUST

                               /s/ Peter E. Ross
                               ---------------------
                               Peter E. Ross
                               Secretary